OTHER ASSETS (Details) - USD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021
Current
Work in progress	$ 469	$ 478
Prepayments and other assets	1,057	872
Assets held for sale	350	9
Total current	1,876	1,359
Non-current
Prepayments and other assets	650	488
Total non-current	$ 650	$ 488